Provision for Contingencies - Contingent Liabilities, By Nature (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 26,420,386	R$ 26,169,816
Labor contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	53,328	36,708
Tax contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	26,175,239	25,958,044
Civil contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	R$ 191,819	R$ 175,064